Subsequent events (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 12, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Sublease agreement signed but not commenced		$ 58.6
Sublease agreement commenced		27.0
Plant and equipment		$ 147.7	$ 26.4
Lease term		4 years 7 months 6 days
Leasehold improvements
Disclosure of non-adjusting events after reporting period [line items]
Plant and equipment		$ 8.5	$ 5.7
Announcement of Sublease Agreement
Disclosure of non-adjusting events after reporting period [line items]
Sublease agreement signed but not commenced	$ 58.6
Lease term	48 years
Announcement of Sublease Agreement | Leasehold improvements
Disclosure of non-adjusting events after reporting period [line items]
Plant and equipment	$ 14.5